Eliteplus® Bonus Variable Annuity

Supplement Dated July 12, 2002 to Prospectus Dated May 1, 2002

Replace Examples 1 through 4 on pages 7 through 9 with the following:

EXAMPLE #1 -- If you choose the Annual Step-Up Death Benefit and you do not surrender the Contract at the end of the period shown or you receive Payout Payments under a Payout Option1, you would pay the following total expenses:
	1 Year	3 Years	5 Years	10 Years
AIM V.I. Capital Appreciation Fund Series I	$24	$ 75	$128	$274
AIM V.I. Diversified Income Fund Series I	$25	$ 77	$132	$282
Government Securities Fund	$22	$ 68	$117	$251
Growth & Income Fund	$24	$ 75	$128	$274
High Yield Bond Fund	$26	$ 79	$135	$288
International Equities Fund	$17	$ 52	$ 90	$197
Janus Aspen Growth Portfolio - Service Shares	$25	$ 77	$131	$280
Janus Aspen International Growth Portfolio - Service Shares	$25	$ 78	$134	$285
MFS VIT Capital Opportunities Series	$25	$ 76	$131	$279
Mid Cap Value Fund	$26	$ 81	$138	$294
Money Market I Fund	$22	$ 67	$116	$249
OCCAT Managed Portfolio	$25	$ 76	$130	$277
Oppenheimer Capital Appreciation Fund/VA	$23	$ 70	$120	$257
Oppenheimer High Income Fund/VA	$24	$ 73	$125	$268
Oppenheimer Main Street Growth & Income Fund/VA	$23	$ 71	$122	$262
Oppenheimer Main Street Small Cap Fund/VA	$26	$ 81	$138	$294
Opportunities Fund	$26	$ 81	$138	$294
Putnam VT Global Growth Fund - Class IB Shares	$27	$ 82	$139	$296
Putnam VT Voyager Fund II - Class IB Shares	$34	$105	$178	$371
Science & Technology Fund	$26	$ 79	$136	$289
Stock Index Fund	$20	$ 61	$104	$226
Strategic Bond Fund	$25	$ 76	$130	$278
Templeton Developing Markets Securities Fund Class 2	$34	$104	$176	$366
Templeton Foreign Securities Fund Class 2	$27	$ 84	$143	$304
Van Kampen LIT Emerging Growth Portfolio Class I	$23	$ 72	$124	$265

EXAMPLE #2 -- If you choose the Annual Step-Up Death Benefit and you surrender the Contract at the end of the period shown, you would pay the following total expenses:
	1 Year	3 Years	5 Years	10 Years
AIM V.I. Capital Appreciation Fund Series I	$74	$124	$158	$274
AIM V.I. Diversified Income Fund Series I	$75	$126	$162	$282
Government Securities Fund	$72	$117	$147	$251
Growth & Income Fund	$74	$124	$158	$274
High Yield Bond Fund	$76	$128	$165	$288
International Equities Fund	$67	$102	$120	$197
Janus Aspen Growth Portfolio - Service Shares	$75	$125	$161	$280
Janus Aspen International Growth Portfolio - Service Shares	$75	$127	$164	$285
MFS VIT Capital Opportunities Series	$75	$125	$161	$279
Mid Cap Value Fund	$76	$129	$168	$294
Money Market I Fund	$72	$117	$146	$249
OCCAT Managed Portfolio	$75	$125	$160	$277
Oppenheimer Capital Appreciation Fund/VA	$73	$119	$150	$257
Oppenheimer High Income Fund/VA	$74	$122	$155	$268
Oppenheimer Main Street Growth & Income Fund/VA	$73	$120	$152	$262
Oppenheimer Main Street Small Cap Fund/VA	$76	$129	$168	$294
Opportunities Fund	$76	$129	$168	$294
Putnam VT Global Growth Fund - Class IB Shares	$77	$130	$169	$296
Putnam VT Voyager Fund II - Class IB Shares	$84	$152	$207	$371
Science & Technology Fund	$76	$128	$166	$289
Stock Index Fund	$70	$110	$134	$226
Strategic Bond Fund	$75	$125	$160	$278
Templeton Developing Markets Securities Fund Class 2	$84	$151	$205	$366
Templeton Foreign Securities Fund Class 2	$77	$132	$173	$304
Van Kampen LIT Emerging Growth Portfolio Class I	$73	$121	$154	$265

EXAMPLE #3 -- If you do not choose any optional death benefit and you do not surrender the Contract at the end of the period shown or you receive Payout Payments under a Payout Option1, you would pay the following total expenses:
	1 Year	3 Years	5 Years	10 Years
AIM V.I. Capital Appreciation Fund Series I	$23	$ 72	$123	$264
AIM V.I. Diversified Income Fund Series I	$24	$ 74	$127	$272
Government Securities Fund	$21	$ 65	$112	$241
Growth & Income Fund	$23	$ 72	$123	$264
High Yield Bond Fund	$25	$ 76	$130	$278
International Equities Fund	$16	$ 49	$ 85	$186
Janus Aspen Growth Portfolio - Service Shares	$24	$ 74	$126	$270
Janus Aspen International Growth Portfolio - Service Shares	$24	$ 75	$129	$275
MFS VIT Capital Opportunities Series	$24	$ 73	$126	$269
Mid Cap Value Fund	$25	$ 78	$133	$284
Money Market I Fund	$21	$ 64	$111	$239
OCCAT Managed Portfolio	$24	$ 73	$125	$267
Oppenheimer Capital Appreciation Fund/VA	$22	$ 67	$115	$247
Oppenheimer High Income Fund/VA	$23	$ 70	$120	$258
Oppenheimer Main Street Growth & Income Fund/VA	$22	$ 68	$117	$252
Oppenheimer Main Street Small Cap Fund/VA	$25	$ 78	$133	$284
Opportunities Fund	$25	$ 78	$133	$284
Putnam VT Global Growth Fund - Class IB Shares	$26	$ 79	$134	$286
Putnam VT Voyager Fund II - Class IB Shares	$33	$102	$173	$362
Science & Technology Fund	$25	$ 76	$131	$279
Stock Index Fund	$19	$ 58	$ 99	$216
Strategic Bond Fund	$24	$ 73	$125	$268
Templeton Developing Markets Securities Fund Class 2	$33	$101	$171	$357
Templeton Foreign Securities Fund Class 2	$26	$ 81	$138	$294
Van Kampen LIT Emerging Growth Portfolio Class I	$22	$ 69	$119	$255

EXAMPLE #4 -- If you do not choose any optional death benefit and you surrender the Contract at the end of the period shown, you would pay the following total expenses:
	1 Year	3 Years	5 Years	10 Years
AIM V.I. Capital Appreciation Fund Series I	$73	$121	$153	$264
AIM V.I. Diversified Income Fund Series I	$74	$123	$157	$272
Government Securities Fund	$71	$114	$142	$241
Growth & Income Fund	$73	$121	$153	$264
High Yield Bond Fund	$75	$125	$160	$278
International Equities Fund	$66	$ 99	$115	$186
Janus Aspen Growth Portfolio - Service Shares	$74	$123	$156	$270
Janus Aspen International Growth Portfolio - Service Shares	$74	$124	$159	$275
MFS VIT Capital Opportunities Series	$74	$122	$156	$269
Mid Cap Value Fund	$75	$127	$163	$284
Money Market I Fund	$71	$114	$141	$239
OCCAT Managed Portfolio	$74	$122	$155	$267
Oppenheimer Capital Appreciation Fund/VA	$72	$116	$145	$247
Oppenheimer High Income Fund/VA	$73	$119	$150	$258
Oppenheimer Main Street Growth & Income Fund/VA	$72	$117	$147	$252
Oppenheimer Main Street Small Cap Fund/VA	$75	$127	$163	$284
Opportunities Fund	$75	$127	$163	$284
Putnam VT Global Growth Fund - Class IB Shares	$76	$127	$164	$286
Putnam VT Voyager Fund II - Class IB Shares	$83	$150	$203	$362
Science & Technology Fund	$75	$125	$161	$279
Stock Index Fund	$69	$107	$129	$216
Strategic Bond Fund	$74	$122	$155	$268
Templeton Developing Markets Securities Fund Class 2	$83	$148	$200	$357
Templeton Foreign Securities Fund Class 2	$76	$129	$168	$294
Van Kampen LIT Emerging Growth Portfolio Class I	$72	$118	$149	$255

1. Payout Payments under a Payout Option may not commence prior to the end of the fifth Contract Year.

Associated Lifestage Variable Annuity

Supplement Dated July 12, 2002 to Prospectus Dated May 1, 2002

Replace Examples 1 through 4 on pages 7 through 9 with the following:

EXAMPLE #1 -- If you choose the Annual Step-Up Death Benefit and you do not surrender the Contract at the end of the period shown or you receive Payout Payments under a Payout Option1, you would pay the following total expenses:
	1 Year	3 Years	5 Years	10 Years
AIM V.I. Capital Appreciation Fund Series I	$24	$ 75	$128	$274
AIM V.I. Diversified Income Fund Series I	$25	$ 77	$132	$282
Government Securities Fund	$22	$ 68	$117	$251
Growth & Income Fund	$24	$ 75	$128	$274
High Yield Bond Fund	$26	$ 79	$135	$288
International Equities Fund	$17	$ 52	$ 90	$197
Janus Aspen Growth Portfolio - Service Shares	$25	$ 77	$131	$280
Janus Aspen International Growth Portfolio - Service Shares	$25	$ 78	$134	$285
MFS VIT Capital Opportunities Series	$25	$ 76	$131	$279
Mid Cap Value Fund	$26	$ 81	$138	$294
Money Market I Fund	$22	$ 67	$116	$249
OCCAT Managed Portfolio	$25	$ 76	$130	$277
Oppenheimer Capital Appreciation Fund/VA	$23	$ 70	$120	$257
Oppenheimer High Income Fund/VA	$24	$ 73	$125	$268
Oppenheimer Main Street Growth & Income Fund/VA	$23	$ 71	$122	$262
Oppenheimer Main Street Small Cap Fund/VA	$26	$ 81	$138	$294
Opportunities Fund	$26	$ 81	$138	$294
Putnam VT Global Growth Fund - Class IB Shares	$27	$ 82	$139	$296
Putnam VT Voyager Fund II - Class IB Shares	$34	$105	$178	$371
Science & Technology Fund	$26	$ 79	$136	$289
Stock Index Fund	$20	$ 61	$104	$226
Strategic Bond Fund	$25	$ 76	$130	$278
Templeton Developing Markets Securities Fund Class 2	$34	$104	$176	$366
Templeton Foreign Securities Fund Class 2	$27	$ 84	$143	$304
Van Kampen LIT Emerging Growth Portfolio Class I	$23	$ 72	$124	$265

EXAMPLE #2 -- If you choose the Annual Step-Up Death Benefit and you surrender the Contract at the end of the period shown, you would pay the following total expenses:
	1 Year	3 Years	5 Years	10 Years
AIM V.I. Capital Appreciation Fund Series I	$74	$124	$158	$274
AIM V.I. Diversified Income Fund Series I	$75	$126	$162	$282
Government Securities Fund	$72	$117	$147	$251
Growth & Income Fund	$74	$124	$158	$274
High Yield Bond Fund	$76	$128	$165	$288
International Equities Fund	$67	$102	$120	$197
Janus Aspen Growth Portfolio - Service Shares	$75	$125	$161	$280
Janus Aspen International Growth Portfolio - Service Shares	$75	$127	$164	$285
MFS VIT Capital Opportunities Series	$75	$125	$161	$279
Mid Cap Value Fund	$76	$129	$168	$294
Money Market I Fund	$72	$117	$146	$249
OCCAT Managed Portfolio	$75	$125	$160	$277
Oppenheimer Capital Appreciation Fund/VA	$73	$119	$150	$257
Oppenheimer High Income Fund/VA	$74	$122	$155	$268
Oppenheimer Main Street Growth & Income Fund/VA	$73	$120	$152	$262
Oppenheimer Main Street Small Cap Fund/VA	$76	$129	$168	$294
Opportunities Fund	$76	$129	$168	$294
Putnam VT Global Growth Fund - Class IB Shares	$77	$130	$169	$296
Putnam VT Voyager Fund II - Class IB Shares	$84	$152	$207	$371
Science & Technology Fund	$76	$128	$166	$289
Stock Index Fund	$70	$110	$134	$226
Strategic Bond Fund	$75	$125	$160	$278
Templeton Developing Markets Securities Fund Class 2	$84	$151	$205	$366
Templeton Foreign Securities Fund Class 2	$77	$132	$173	$304
Van Kampen LIT Emerging Growth Portfolio Class I	$73	$121	$154	$265

EXAMPLE #3 -- If you do not choose any optional death benefit and you do not surrender the Contract at the end of the period shown or you receive Payout Payments under a Payout Option1, you would pay the following total expenses:
	1 Year	3 Years	5 Years	10 Years
AIM V.I. Capital Appreciation Fund Series I	$23	$ 72	$123	$264
AIM V.I. Diversified Income Fund Series I	$24	$ 74	$127	$272
Government Securities Fund	$21	$ 65	$112	$241
Growth & Income Fund	$23	$ 72	$123	$264
High Yield Bond Fund	$25	$ 76	$130	$278
International Equities Fund	$16	$ 49	$ 85	$186
Janus Aspen Growth Portfolio - Service Shares	$24	$ 74	$126	$270
Janus Aspen International Growth Portfolio - Service Shares	$24	$ 75	$129	$275
MFS VIT Capital Opportunities Series	$24	$ 73	$126	$269
Mid Cap Value Fund	$25	$ 78	$133	$284
Money Market I Fund	$21	$ 64	$111	$239
OCCAT Managed Portfolio	$24	$ 73	$125	$267
Oppenheimer Capital Appreciation Fund/VA	$22	$ 67	$115	$247
Oppenheimer High Income Fund/VA	$23	$ 70	$120	$258
Oppenheimer Main Street Growth & Income Fund/VA	$22	$ 68	$117	$252
Oppenheimer Main Street Small Cap Fund/VA	$25	$ 78	$133	$284
Opportunities Fund	$25	$ 78	$133	$284
Putnam VT Global Growth Fund - Class IB Shares	$26	$ 79	$134	$286
Putnam VT Voyager Fund II - Class IB Shares	$33	$102	$173	$362
Science & Technology Fund	$25	$ 76	$131	$279
Stock Index Fund	$19	$ 58	$ 99	$216
Strategic Bond Fund	$24	$ 73	$125	$268
Templeton Developing Markets Securities Fund Class 2	$33	$101	$171	$357
Templeton Foreign Securities Fund Class 2	$26	$ 81	$138	$294
Van Kampen LIT Emerging Growth Portfolio Class I	$22	$ 69	$119	$255

EXAMPLE #4 -- If you do not choose any optional death benefit and you surrender the Contract at the end of the period shown, you would pay the following total expenses:
	1 Year	3 Years	5 Years	10 Years
AIM V.I. Capital Appreciation Fund Series I	$73	$121	$153	$264
AIM V.I. Diversified Income Fund Series I	$74	$123	$157	$272
Government Securities Fund	$71	$114	$142	$241
Growth & Income Fund	$73	$121	$153	$264
High Yield Bond Fund	$75	$125	$160	$278
International Equities Fund	$66	$ 99	$115	$186
Janus Aspen Growth Portfolio - Service Shares	$74	$123	$156	$270
Janus Aspen International Growth Portfolio - Service Shares	$74	$124	$159	$275
MFS VIT Capital Opportunities Series	$74	$122	$156	$269
Mid Cap Value Fund	$75	$127	$163	$284
Money Market I Fund	$71	$114	$141	$239
OCCAT Managed Portfolio	$74	$122	$155	$267
Oppenheimer Capital Appreciation Fund/VA	$72	$116	$145	$247
Oppenheimer High Income Fund/VA	$73	$119	$150	$258
Oppenheimer Main Street Growth & Income Fund/VA	$72	$117	$147	$252
Oppenheimer Main Street Small Cap Fund/VA	$75	$127	$163	$284
Opportunities Fund	$75	$127	$163	$284
Putnam VT Global Growth Fund - Class IB Shares	$76	$127	$164	$286
Putnam VT Voyager Fund II - Class IB Shares	$83	$150	$203	$362
Science & Technology Fund	$75	$125	$161	$279
Stock Index Fund	$69	$107	$129	$216
Strategic Bond Fund	$74	$122	$155	$268
Templeton Developing Markets Securities Fund Class 2	$83	$148	$200	$357
Templeton Foreign Securities Fund Class 2	$76	$129	$168	$294
Van Kampen LIT Emerging Growth Portfolio Class I	$72	$118	$149	$255

1. Payout Payments under a Payout Option may not commence prior to the end of the fifth Contract Year.